Current Financial Assets - Summary of Break Up Notes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Financial Assets
Current financial assets		$ 10,000,880	$ 0
Investment A
Current Financial Assets
Interest rate	1.08%
Current financial assets		5,000,880
Investment B
Current Financial Assets
Interest rate	0.00%
Current financial assets		$ 5,000,000